Significant accounting policies - Reconciliation between the operating lease commitments and the lease liability recorded (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
1. Significant accounting policies
Operating lease commitment as at 31 December 2018 as disclosed in the Barclays Bank Group consolidated financial statements	£ 656	£ 1,071
Impact of discounting using the Barclays Bank Group's incremental borrowing rate	(25)	(488)
Recognition exemption for short term leases		(3)
Extension and termination options reasonably certain to be exercised	(408)	(11)
Lease liabilities recognised as at 1 January 2019	£ 529	£ 569